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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07687
First American Strategy Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN (Address of principal executive offices)	55402 (Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-677-3863
Date of fiscal period end:       August 31
Date of reporting period:       February 28, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

First American Funds.

February 28, 2010

2010 Semiannual Report

Asset Allocation Funds

Mutual fund investing involves risk; principal loss is possible.

The First American asset allocation funds invest their assets in shares of a number of underlying First American Funds. Your cost of investing in the asset allocation funds will generally be higher than the cost of investing directly in the shares of the underlying mutual funds. Asset allocation funds are exposed to the principal risks of the underlying funds in direct proportion to each fund’s allocation. The underlying risks include but are not limited to, volatility and additional risks associated with investments in small- and mid-capitalization stocks and real estate securities; political, economic, and currency risk related to foreign securities; and interest-rate risk related to investing in debt securities.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, net investment income ratios, expense ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

First American Funds 2010 Semiannual Report   1

Holdings Summaries

Strategy Aggressive Growth Allocation Fund

 Fund Holdings as of February 28, 20101 (% of net assets)

First American International Select Fund, Class Y	34.7%
First American Large Cap Growth Opportunities Fund, Class Y	9.9
First American Large Cap Select Fund, Class Y	8.3
First American Large Cap Value Fund, Class Y	8.1
First American Quantitative Large Cap Core Fund, Class Y	6.7
First American Quantitative Large Cap Value Fund, Class Y	4.7
iShares S&P GSCI Commodity-Indexed Trust	4.7
First American Real Estate Securities Fund, Class Y	4.3
First American Quantitative Large Cap Growth Fund, Class Y	4.3
First American Core Bond Fund, Class Y	2.8
First American Total Return Bond Fund, Class Y	2.5
First American Equity Income Fund, Class Y	1.8
First American Mid Cap Value Fund, Class Y	1.7
First American Mid Cap Growth Opportunities Fund, Class Y	1.7
First American Prime Obligations Fund, Class Z	1.3
First American International Fund, Class Y	1.1
First American Small Cap Select Fund, Class Y	0.7

 Portfolio Allocation as of February 28, 20101 (% of net assets)

Equity Funds	88.0%
Fixed Income Funds	5.3
Exchange-Traded Fund	4.7
Short-Term Investments	2.4
Other Assets and Liabilities, Net[2]	(0.4)

100.0%

Strategy Balanced Allocation Fund

 Fund Holdings as of February 28, 20101 (% of net assets)

First American Core Bond Fund, Class Y	25.8%
First American International Select Fund, Class Y	21.1
First American Total Return Bond Fund, Class Y	11.2
First American Large Cap Growth Opportunities Fund, Class Y	7.0
First American Large Cap Select Fund, Class Y	6.1
First American Quantitative Large Cap Core Fund, Class Y	5.1
First American Large Cap Value Fund, Class Y	4.6
iShares S&P GSCI Commodity-Indexed Trust	3.7
First American Quantitative Large Cap Growth Fund, Class Y	2.6
First American Quantitative Large Cap Value Fund, Class Y	2.6
First American Real Estate Securities Fund, Class Y	2.2
First American Equity Income Fund, Class Y	1.6
First American International Fund, Class Y	1.5
First American Mid Cap Growth Opportunities Fund, Class Y	1.1
First American Mid Cap Value Fund, Class Y	1.1
First American Prime Obligations Fund, Class Z	1.0
First American Small Cap Select Fund, Class Y	0.5
First American Global Infrastructure Fund, Class Y	0.5

 Portfolio Allocation as of February 28, 20101 (% of net assets)

Equity Funds	57.8%
Fixed Income Funds	37.0
Exchange-Traded Fund	3.7
Short-Term Investments	1.6
Other Assets and Liabilities, Net[2]	(0.1)

100.0%

[1]	Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

2   First American Funds 2010 Semiannual Report

Strategy Conservative Allocation Fund

 Fund Holdings as of February 28, 20101 (% of net assets)

First American Core Bond Fund, Class Y	36.7%
First American Total Return Bond Fund, Class Y	16.8
First American International Select Fund, Class Y	10.3
First American Intermediate Term Bond Fund, Class Y	9.2
First American Intermediate Government Bond Fund, Class Y	3.4
First American Quantitative Large Cap Core Fund, Class Y	2.9
First American Large Cap Growth Opportunities Fund, Class Y	2.9
First American Global Infrastructure Fund, Class Y	2.5
First American Large Cap Select Fund, Class Y	2.0
First American Equity Income Fund, Class Y	1.7
iShares S&P GSCI Commodity-Indexed Trust	1.6
First American Prime Obligations Fund, Class Z	1.5
First American Quantitative Large Cap Value Fund, Class Y	1.4
First American Large Cap Value Fund, Class Y	1.4
First American Quantitative Large Cap Growth Fund, Class Y	1.3
First American High Income Bond Fund, Class Y	1.0
First American Mid Cap Growth Opportunities Fund, Class Y	0.9
First American International Fund, Class Y	0.8
First American Small Cap Select Fund, Class Y	0.7
First American Mid Cap Value Fund, Class Y	0.3
First American Real Estate Securities Fund, Class Y	0.2

 Portfolio Allocation as of February 28, 20101 (% of net assets)

Fixed Income Funds	67.1%
Equity Funds	29.3
Exchange-Traded Fund	1.6
Short-Term Investments	2.0

100.0%

Strategy Growth Allocation Fund

 Fund Holdings as of February 28, 2010 1 (% of net assets)

First American International Select Fund, Class Y	27.6%
First American Core Bond Fund, Class Y	13.4
First American Large Cap Growth Opportunities Fund, Class Y	8.4
First American Large Cap Value Fund, Class Y	7.6
First American Total Return Bond Fund, Class Y	7.4
First American Large Cap Select Fund, Class Y	6.7
First American Quantitative Large Cap Core Fund, Class Y	5.7
iShares S&P GSCI Commodity-Indexed Trust	4.7
First American Quantitative Large Cap Value Fund, Class Y	3.3
First American Quantitative Large Cap Growth Fund, Class Y	3.3
First American Real Estate Securities Fund, Class Y	3.3
First American Equity Income Fund, Class Y	1.9
First American Prime Obligations Fund, Class Z	1.5
First American Mid Cap Value Fund, Class Y	1.2
First American Mid Cap Growth Opportunities Fund, Class Y	1.2
First American International Fund, Class Y	0.9
First American Small Cap Select Fund, Class Y	0.6
First American Global Infrastructure Fund, Class Y	0.5

 Portfolio Allocation as of February 28, 2010 1 (% of net assets)

Equity Funds	72.2%
Fixed Income Funds	20.8
Exchange-Traded Fund	4.7
Short-Term Investments	2.4
Other Assets and Liabilities, Net[2]	(0.1)

100.0%

[1]	Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

First American Funds 2010 Semiannual Report   3

Expense Examples

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009, to February 28, 2010.

Actual Expenses
For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value in the fund and class divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Strategy Aggressive Growth Allocation Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/09 to
	Value (9/01/09)	Value (2/28/10)	2/28/10)

Class A Actual[2]	$1,000.00	$1,083.10	$2.07

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

Class B Actual[2]	$1,000.00	$1,077.50	$5.92

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class C Actual[2]	$1,000.00	$1,077.30	$5.92

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class R Actual[2]	$1,000.00	$1,080.40	$3.35

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26

Class Y Actual[2]	$1,000.00	$1,083.00	$0.77

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[2]	Based on the actual returns for the six-month period ended February 28, 2010 of 8.31%, 7.75%, 7.73%, 8.04%, and 8.30% for Class A, Class B, Class C, Class R, and Class Y, respectively.

4   First American Funds 2010 Semiannual Report

 Strategy Balanced Allocation Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/09 to
	Value (9/01/09)	Value (2/28/10)	2/28/10)

Class A Actual[2]	$1,000.00	$1,078.70	$2.06

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

Class B Actual[2]	$1,000.00	$1,075.40	$5.92

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class C Actual[2]	$1,000.00	$1,075.40	$5.92

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class R Actual[2]	$1,000.00	$1,077.60	$3.35

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26

Class Y Actual[2]	$1,000.00	$1,080.80	$0.77

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[2]	Based on the actual returns for the six-month period ended February 28, 2010 of 7.87%, 7.54%, 7.54%, 7.76%, and 8.08% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 Strategy Conservative Allocation Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (9/01/09 to
	Value (9/01/09)	Value (2/28/10)	2/28/10)

Class A Actual[4]	$1,000.00	$1,072.10	$2.06

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

Class B Actual[4]	$1,000.00	$1,067.60	$5.90

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class C Actual[4]	$1,000.00	$1,067.70	$5.90

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class R Actual[4]	$1,000.00	$1,071.00	$3.34

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26

Class Y Actual[4]	$1,000.00	$1,072.40	$0.77

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[4]	Based on the actual returns for the six-month period ended February 28, 2010 of 7.21%, 6.76%, 6.77%, 7.10%, and 7.24% for Class A, Class B, Class C, Class R, and Class Y, respectively.

First American Funds 2010 Semiannual Report   5

Expense Examples

 Strategy Growth Allocation Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/09 to
	Value (9/01/09)	Value (2/28/10)	2/28/10)

Class A Actual[2]	$1,000.00	$1,079.00	$2.06

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

Class B Actual[2]	$1,000.00	$1,074.60	$5.92

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class C Actual[2]	$1,000.00	$1,074.10	$5.91

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class R Actual[2]	$1,000.00	$1,076.50	$3.35

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26

Class Y Actual[2]	$1,000.00	$1,079.70	$0.77

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[2]	Based on the actual returns for the six-month period ended February 28, 2010 of 7.90%, 7.46%, 7.41%, 7.65%, and 7.97% for Class A, Class B, Class C, Class R, and Class Y, respectively.

6   First American Funds 2010 Semiannual Report

Schedule of Investments  February 28, 2010 (unaudited), all dollars rounded to thousands (000)

Strategy Aggressive Growth Allocation Fund
DESCRIPTION	SHARES/PAR	FAIR VALUE>

Investment Companies – 98.0%
Equity Funds Å – 88.0%
First American Equity Income Fund, Class Y	202,830	$2,357
First American International Fund, Class Y	125,181	1,383
First American International Select Fund, Class Y	5,267,899	45,357
First American Large Cap Growth Opportunities Fund, Class Y	485,922	13,003
First American Large Cap Select Fund, Class Y	1,003,301	10,826
First American Large Cap Value Fund, Class Y	768,836	10,618
First American Mid Cap Growth Opportunities Fund, Class Y ●	64,041	2,175
First American Mid Cap Value Fund, Class Y	109,191	2,191
First American Quantitative Large Cap Core Fund, Class Y	457,077	8,716
First American Quantitative Large Cap Growth Fund, Class Y	259,719	5,623
First American Quantitative Large Cap Value Fund, Class Y	321,328	6,125
First American Real Estate Securities Fund, Class Y	393,277	5,663
First American Small Cap Select Fund, Class Y	80,241	917

Total Equity Funds		114,954

Fixed Income FundsÅ – 5.3%
First American Core Bond Fund, Class Y	329,090	3,643
First American Total Return Bond Fund, Class Y	324,517	3,307

Total Fixed Income Funds		6,950

Exchange-Traded Fund – 4.7%
iShares S&P GSCI Commodity-Indexed Trust ●	197,714	6,123

Total Investment Companies
(Cost $142,535)		128,027

Short-Term Investments – 2.4%
Money Market Fund – 1.3%
First American Prime Obligations Fund, Class Z, 0.041% Å Ω	1,705,682	1,706

U.S. Treasury Obligation – 1.1%
U.S. Treasury Bill ☐
0.110%, 05/20/2010	$1,500	1,500

Total Short-Term Investments
(Cost $3,206)		3,206

Total Investments ▲ – 100.4%
(Cost $145,741)		131,233

Other Assets and Liabilities, Net – (0.4)%		(541)

Total Net Assets – 100.0%		$130,692

Strategy Aggressive Growth Allocation Fund (concluded)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Å	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

●	Fund paid no dividends during the twelve-month period ended February 28, 2010.

Ω	The rate shown is the annualized seven-day effective yield as of February 28, 2010.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of February 28, 2010. See note 2 in Notes to Financial Statements.

▲	On February 28, 2010, the cost of investments for federal income tax purposes was approximately $145,741. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$4,801
Gross unrealized depreciation	(19,309)

Net unrealized depreciation	$(14,508)

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional	Unrealized
	Settlement	Purchased	Contract	Appreciation
Description	Month	(Sold)	Value	(Depreciation)

E-Mini MSCI EAFE Index Futures	March 2010	(44)	$(3,297)	$141
E-Mini MSCI Emerging Markets Index Futures	March 2010	(33)	(1,551)	73
Russell 2000 Mini Index Futures	March 2010	(21)	(1,319)	18
S&P 500 Futures	March 2010	52	14,344	(50)
U.S. Treasury 5 Year Note Futures	June 2010	(27)	(3,130)	(16)
U.S. Treasury 10 Year Note Futures	June 2010	(27)	(3,172)	(22)

				$144

First American Funds 2010 Semiannual Report   7

Schedule of Investments  February 28, 2010 (unaudited), all dollars rounded to thousands (000)

Strategy Balanced Allocation Fund
DESCRIPTION	SHARES/PAR	FAIR VALUE>

Investment Companies – 98.5%
Equity Funds Å – 57.8%
First American Equity Income Fund, Class Y	560,322	$6,511
First American Global Infrastructure Fund, Class Y	256,410	2,084
First American International Fund, Class Y	534,268	5,904
First American International Select Fund, Class Y	9,728,683	83,764
First American Large Cap Growth Opportunities Fund, Class Y	1,041,493	27,870
First American Large Cap Select Fund, Class Y	2,258,641	24,371
First American Large Cap Value Fund, Class Y	1,310,384	18,097
First American Mid Cap Growth Opportunities Fund, Class Y ●	133,683	4,541
First American Mid Cap Value Fund, Class Y	224,224	4,500
First American Quantitative Large Cap Core Fund, Class Y	1,066,737	20,343
First American Quantitative Large Cap Growth Fund, Class Y	481,377	10,422
First American Quantitative Large Cap Value Fund, Class Y	536,590	10,227
First American Real Estate Securities Fund, Class Y	607,712	8,751
First American Small Cap Select Fund, Class Y	185,497	2,120

Total Equity Funds		229,505

Fixed Income Funds Å – 37.0%
First American Core Bond Fund, Class Y	9,253,565	102,437
First American Total Return Bond Fund, Class Y	4,351,378	44,340

Total Fixed Income Funds		146,777

Exchange-Traded Fund – 3.7%
iShares S&P GSCI Commodity-Indexed Trust ●	472,383	14,630

Total Investment Companies
(Cost $380,563)		390,912

Short-Term Investments – 1.6%
Money Market Fund – 1.0%
First American Prime Obligations Fund, Class Z, 0.041% Å Ω	3,895,468	3,895

U.S. Treasury Obligation – 0.6%
U.S. Treasury Bill
0.110%, 05/20/2010 ☐	$2,700	2,700

Total Short-Term Investments
(Cost $6,595)		6,595

Total Investments ▲ – 100.1%
(Cost $387,158)		397,507

Other Assets and Liabilities, Net – (0.1)%		(519)

Total Net Assets – 100.0%		$396,988

Strategy Balanced Allocation Fund (concluded)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Å	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

●	Fund paid no dividends during the twelve-month period ended February 28, 2010.

Ω	The rate shown is the annualized seven-day effective yield as of February 28, 2010.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of February 28, 2010. See note 2 in Notes to Financial Statements.

▲	On February 28, 2010, the cost of investments for federal income tax purposes was approximately $387,158. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$33,690
Gross unrealized depreciation	(23,341)

Net unrealized appreciation	$10,349

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional	Unrealized
	Settlement	Purchased	Contract	Appreciation
Description	Month	(Sold)	Value	(Depreciation)

E-Mini MSCI EAFE Index Futures	March 2010	(65)	$(4,871)	$209
E-Mini MSCI Emerging Markets Index Futures	March 2010	(51)	(2,397)	110
Russell 2000 Mini Index Futures	March 2010	(65)	(4,081)	54
S&P 500 Futures	March 2010	88	24,275	(131)
U.S. Treasury 5 Year Note Futures	June 2010	(51)	(5,913)	(30)
U.S. Treasury 10 Year Note Futures	June 2010	(50)	(5,874)	(41)

				$171

The accompanying notes are an integral part of the financial statements.

8   First American Funds 2010 Semiannual Report

Strategy Conservative Allocation Fund
DESCRIPTION	SHARES/PAR	FAIR VALUE>

Investment Companies – 98.0%
Equity Funds Å – 29.3%
First American Equity Income Fund, Class Y	141,159	$1,640
First American Global Infrastructure Fund, Class Y	304,740	2,478
First American International Fund, Class Y	71,408	789
First American International Select Fund, Class Y	1,165,250	10,033
First American Large Cap Growth Opportunities Fund, Class Y	107,712	2,882
First American Large Cap Select Fund, Class Y	183,821	1,983
First American Large Cap Value Fund, Class Y	97,075	1,341
First American Mid Cap Growth Opportunities Fund, Class Y ●	25,597	870
First American Mid Cap Value Fund, Class Y	12,729	255
First American Quantitative Large Cap Core Fund, Class Y	150,980	2,879
First American Quantitative Large Cap Growth Fund, Class Y	59,930	1,297
First American Quantitative Large Cap Value Fund, Class Y	70,869	1,351
First American Real Estate Securities Fund, Class Y	13,485	194
First American Small Cap Select Fund, Class Y	59,813	684

Total Equity Funds		28,676

Fixed Income Funds Å – 67.1%
First American Core Bond Fund, Class Y	3,244,885	35,921
First American High Income Bond Fund, Class Y	112,085	939
First American Intermediate Government Bond Fund, Class Y	386,139	3,328
First American Intermediate Term Bond Fund, Class Y	887,890	9,039
First American Total Return Bond Fund, Class Y	1,612,709	16,434

Total Fixed Income Funds		65,661

Exchange-Traded Fund – 1.6%
iShares S&P GSCI Commodity-Indexed Trust ●	51,070	1,582

Total Investment Companies
(Cost $91,499)		95,919

Short-Term Investments – 2.0%
Money Market Fund – 1.5%
First American Prime Obligations Fund, Class Z
0.041% Å Ω	1,513,936	1,514

U.S. Treasury Obligation – 0.5%
U.S. Treasury Bill
0.110%, 05/20/2010 ☐	$500	500

Total Short-Term Investments
(Cost $2,014)		2,014

Total Investments ▲ – 100.0%
(Cost $93,513)		97,933

Other Assets and Liabilities, Net – 0.0%		(43)

Total Net Assets – 100.0%		$97,890

Strategy Conservative Allocation Fund (concluded)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Å	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

●	Fund paid no dividends during the twelve-month period ended February 28, 2010.

Ω	The rate shown is the annualized seven-day effective yield as of February 28, 2010.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of February 28, 2010. See note 2 in Notes to Financial Statements.

▲	On February 28, 2010, the cost of investments for federal income tax purposes was approximately $93,513. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$7,292
Gross unrealized depreciation	(2,872)

Net unrealized appreciation	$4,420

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional	Unrealized
	Settlement	Purchased	Contract	Appreciation
Description	Month	(Sold)	Value	(Depreciation)

E-Mini MSCI EAFE Index Futures	March 2010	(6)	$(450)	$19
E-Mini MSCI Emerging Markets Index Futures	March 2010	(6)	(282)	13
Russell 2000 Mini Index Futures	March 2010	(14)	(879)	12
S&P 500 Futures	March 2010	10	2,759	(25)
U.S. Treasury 5 Year Note Futures	June 2010	(4)	(464)	(3)
U.S. Treasury 10 Year Note Futures	June 2010	(4)	(470)	(3)

				$13

First American Funds 2010 Semiannual Report   9

Schedule of Investments  February 28, 2010 (unaudited), all dollars rounded to thousands (000)

Strategy Growth Allocation Fund
DESCRIPTION	SHARES/PAR	FAIR VALUE>

Investment Companies – 97.7%
Equity Funds Å – 72.2%
First American Equity Income Fund, Class Y	306,013	$3,556
First American Global Infrastructure Fund, Class Y	128,205	1,042
First American International Fund, Class Y	150,867	1,667
First American International Select Fund, Class Y	6,086,067	52,401
First American Large Cap Growth Opportunities Fund, Class Y	597,750	15,996
First American Large Cap Select Fund, Class Y	1,176,172	12,691
First American Large Cap Value Fund, Class Y	1,052,534	14,535
First American Mid Cap Growth Opportunities Fund, Class Y ●	66,722	2,267
First American Mid Cap Value Fund, Class Y	114,450	2,297
First American Quantitative Large Cap Core Fund, Class Y	564,371	10,763
First American Quantitative Large Cap Growth Fund, Class Y	289,373	6,265
First American Quantitative Large Cap Value Fund, Class Y	331,358	6,316
First American Real Estate Securities Fund, Class Y	434,754	6,260
First American Small Cap Select Fund, Class Y	92,749	1,060

Total Equity Funds		137,116

Fixed Income Funds Å – 20.8%
First American Core Bond Fund, Class Y	2,306,901	25,538
First American Total Return Bond Fund, Class Y	1,370,753	13,968

Total Fixed Income Funds		39,506

Exchange-Traded Fund – 4.7%
iShares S&P GSCI Commodity-Indexed Trust ●	284,125	8,799

Total Investment Companies
(Cost $190,652)		185,421

Short-Term Investments – 2.4%
Money Market Fund – 1.5%
First American Prime Obligations Fund, Class Z, 0.041% Å Ω	2,906,145	2,906

U.S. Treasury Obligation – 0.9%
U.S. Treasury Bill ☐
0.110%, 05/20/2010	$1,700	1,700

Total Short-Term Investments
(Cost $4,606)		4,606

Total Investments ▲ – 100.1%
(Cost $195,258)		190,027

Other Assets and Liabilities, Net – (0.1)%		(119)

Total Net Assets – 100.0%		$189,908

Strategy Growth Allocation Fund (concluded)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Å	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

●	Fund paid no dividends during the twelve-month period ended February 28, 2010.

Ω	The rate shown is the annualized seven-day effective yield as of February 28, 2010.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of February 28, 2010. See note 2 in Notes to Financial Statements.

▲	On February 28, 2010, the cost of investments for federal income tax purposes was approximately $195,258. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$10,450
Gross unrealized depreciation	(15,681)

Net unrealized depreciation	$(5,231)

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional	Unrealized
	Settlement	Purchased	Contract	Appreciation
Description	Month	(Sold)	Value	(Depreciation)

E-Mini MSCI EAFE Index Futures	March 2010	(44)	$(3,297)	$141
E-Mini MSCI Emerging Markets Index Futures	March 2010	(34)	(1,598)	74
Russell 2000 Mini Index Futures	March 2010	(30)	(1,884)	25
S&P 500 Futures	March 2010	59	16,275	(65)
U.S. Treasury 5 Year Note Futures	June 2010	(31)	(3,594)	(18)
U.S. Treasury 10 Year Note Futures	June 2010	(30)	(3,525)	(24)

				$133

The accompanying notes are an integral part of the financial statements.

10   First American Funds 2010 Semiannual Report

Statements ofAssets and Liabilities	February 28, 2010 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

	Strategy	Strategy	Strategy	Strategy
	Aggressive Growth	Balanced	Conservative	Growth
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

Affiliated funds, at cost	$138,378	$368,297	$91,112	$184,706
Unaffiliated investments, at cost	7,363	18,861	2,401	10,552

ASSETS:
Affiliated funds, at fair value (note 2)	$123,610	$380,177	$95,851	$179,528
Unaffiliated investments, at fair value (note 2)	7,623	17,330	2,082	10,499
Cash	29	604	261	160
Receivable for investments sold	—	19	2	—
Receivable for capital shares sold	131	350	285	568
Receivable from advisor (note 3)	12	—	13	8
Prepaid expenses and other assets	23	22	22	22

Total assets	131,428	398,502	98,516	190,785

LIABILITIES:
Payable for investments purchased	429	623	463	575
Payable for capital shares redeemed	211	753	114	193
Payable for variation margin	39	56	4	38
Payable to affiliates (note 3)	20	28	15	23
Payable for distribution and shareholder servicing fees	20	51	20	33
Accrued expenses and liabilities	17	3	10	15

Total liabilities	736	1,514	626	877

Net assets	$130,692	$396,988	$97,890	$189,908

COMPOSITION OF NET ASSETS:
Portfolio capital	$157,801	$416,310	$108,336	$209,904
Undistributed net investment income	956	3,981	95	1,864
Accumulated net realized loss on investments and future contracts (note 2)	(13,701)	(33,823)	(14,974)	(16,762)
Net unrealized appreciation (depreciation) of:
Investments	(14,508)	10,349	4,420	(5,231)
Futures contracts	144	171	13	133

Net assets	$130,692	$396,988	$97,890	$189,908

Class A:
Net assets	$46,028	$162,547	$38,917	$75,134
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	4,213	17,629	3,831	7,553
Net asset value and redemption price per share	$10.93	$9.22	$10.16	$9.95
Maximum offering price per share[1]	$11.57	$9.76	$10.75	$10.53
Class B:
Net assets	$3,692	$9,525	$5,351	$7,709
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	348	1,048	530	792
Net asset value, offering price, and redemption price per share[2]	$10.59	$9.09	$10.09	$9.73
Class C:
Net assets	$9,667	$15,972	$10,855	$16,062
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	913	1,755	1,074	1,648
Net asset value, offering price, and redemption price per share[2]	$10.58	$9.10	$10.10	$9.75
Class R:
Net assets	$2,530	$2,215	$891	$3,901
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	234	243	88	396
Net asset value, offering price, and redemption price per share	$10.82	$9.13	$10.14	$9.85
Class Y:
Net assets	$68,775	$206,729	$41,876	$87,102
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	6,281	22,472	4,124	8,725
Net asset value, offering price, and redemption price per share	$10.95	$9.20	$10.15	$9.98

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
[2]	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

First American Funds 2010 Semiannual Report   11

Statements ofOperations	For the six-month period ended February 28, 2010 (unaudited), all dollars are rounded to thousands (000)

	Strategy	Strategy	Strategy	Strategy
	Aggressive Growth	Balanced	Conservative	Growth
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

INVESTMENT INCOME:
Income distributions received from underlying affiliated funds	$1,260	$6,058	$1,902	$2,285
Interest from unaffiliated investments	1	2	1	1

Total investment income	1,261	6,060	1,903	2,286

EXPENSES (note 3):
Investment advisory fees	63	196	46	89
Administration fees	5	1	4	4
Transfer agent fees	77	142	63	90
Custodian fees	3	10	3	4
Legal fees	8	8	8	8
Audit fees	16	16	16	16
Registration fees	26	26	26	27
Postage and printing fees	10	23	7	14
Directors’ fees	15	15	15	15
Other expenses	11	11	10	11
Distribution and shareholder servicing fees:
Class A	56	204	46	88
Class B	18	50	27	39
Class C	44	75	48	73
Class R	6	5	2	8

Total expenses	358	782	321	486

Less: Fee waivers (note 3)	(139)	(155)	(128)	(144)

Total net expenses	219	627	193	342

Investment income – net	1,042	5,433	1,710	1,944

REALIZED AND UNREALIZED GAINS (LOSSES) – NET (note 5):
Net realized gain on:
Affiliated funds	1,735	9,854	1,475	2,797
Unaffiliated investments	8	148	—	—
Futures contracts	1,072	2,228	269	1,209
Net change in unrealized appreciation or depreciation of:
Investments	6,131	12,768	2,956	7,134
Futures contracts	(240)	(671)	(63)	(287)

Net gain on investments and futures contracts	8,706	24,327	4,637	10,853

Net increase in net assets resulting from operations	$9,748	$29,760	$6,347	$12,797

The accompanying notes are an integral part of the financial statements.

12   First American Funds 2010 Semiannual Report

Statements ofChanges in Net Assets	all dollars are rounded to thousands (000)

	Strategy		Strategy		Strategy		Strategy
	Aggressive Growth		Balanced		Conservative		Growth
	Allocation Fund		Allocation Fund		Allocation Fund		Allocation Fund

	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended		Period Ended
	2/28/10	Year Ended	2/28/10	Year Ended	2/28/10	Year Ended	2/28/10	Year Ended
	(unaudited)	8/31/09	(unaudited)	8/31/09	(unaudited)	8/31/09	(unaudited)	8/31/09

OPERATIONS:
Investment income – net	$1,042	$1,454	$5,433	$9,275	$1,710	$3,158	$1,944	$3,065
Capital gain distributions received from underlying affiliated funds	—	77	—	18	—	429	—	486
Net realized gain (loss) on:
Affiliated funds	1,735	(14,535)	9,854	(41,567)	1,475	(10,161)	2,797	(16,982)
Unaffiliated investments	8	(1,404)	148	(846)	—	—	—	(1,226)
Futures contracts	1,072	(37)	2,228	(341)	269	(21)	1,209	(59)
Net change in unrealized appreciation or depreciation of:
Investments	6,131	(9,278)	12,768	14,002	2,956	3,635	7,134	(6,979)
Futures contracts	(240)	384	(671)	842	(63)	76	(287)	420

Net increase (decrease) in net assets resulting from operations	9,748	(23,339)	29,760	(18,617)	6,347	(2,884)	12,797	(21,275)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(548)	—	(995)	(3,254)	(646)	(1,405)	(1,405)	—
Class B	(20)	—	(46)	(183)	(73)	(176)	(103)	—
Class C	(66)	—	(62)	(243)	(136)	(232)	(225)	—
Class R	(25)	—	(10)	(33)	(14)	(39)	(65)	—
Class Y	(952)	—	(1,330)	(4,593)	(734)	(1,770)	(1,821)	—
Net realized gain on investments:
Class A	—	(121)	—	(4,992)	—	(669)	—	(3,633)
Class B	—	(12)	—	(375)	—	(100)	—	(544)
Class C	—	(17)	—	(516)	—	(95)	—	(595)
Class R	—	(3)	—	(52)	—	(21)	—	(96)
Class Y	—	(188)	—	(6,438)	—	(850)	—	(4,601)
Return of Capital:
Class A	—	—	—	—	—	(16)	—	—
Class B	—	—	—	—	—	(2)	—	—
Class C	—	—	—	—	—	(3)	—	—
Class R	—	—	—	—	—	—	—	—
Class Y	—	—	—	—	—	(19)	—	—

Total distributions	(1,611)	(341)	(2,443)	(20,679)	(1,603)	(5,397)	(3,619)	(9,469)

The accompanying notes are an integral part of the financial statements.

First American Funds 2010 Semiannual Report   13

Statements ofChanges in Net Assets	continued

	Strategy		Strategy		Strategy		Strategy
	Aggressive Growth		Balanced		Conservative		Growth
	Allocation Fund		Allocation Fund		Allocation Fund		Allocation Fund

	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended		Period Ended
	2/28/10	Year Ended	2/28/10	Year Ended	2/28/10	Year Ended	2/28/10	Year Ended
	(unaudited)	8/31/09	(unaudited)	8/31/09	(unaudited)	8/31/09	(unaudited)	8/31/09

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	5,350	10,056	11,133	17,638	6,997	9,767	13,078	20,096
Fund merger (note 8)	—	—	—	55,314	—	6,352	—	—
Reinvestment of distributions	530	117	954	7,879	589	1,937	1,370	3,564
Payments for redemptions	(5,300)	(9,074)	(17,898)	(27,142)	(5,226)	(10,537)	(6,906)	(13,177)

Increase (decrease) in net assets from Class A transactions	580	1,099	(5,811)	53,689	2,360	7,519	7,542	10,483

Class B:
Proceeds from sales	15	185	66	664	71	718	53	250
Fund merger (note 8)	—	—	—	3,304	—	1,631	—	—
Reinvestment of distributions	20	12	45	537	65	261	101	537
Payments for redemptions	(335)	(773)	(1,666)	(2,007)	(390)	(1,141)	(603)	(1,231)

Increase (decrease) in net assets from Class B transactions	(300)	(576)	(1,555)	2,498	(254)	1,469	(449)	(444)

Class C:
Proceeds from sales	1,922	3,593	4,586	4,701	2,348	2,559	3,955	6,364
Fund merger (note 8)	—	—	—	1,436	—	4,009	—	—
Reinvestment of distributions	62	17	54	648	114	294	213	557
Payments for redemptions	(561)	(1,276)	(2,367)	(2,640)	(719)	(1,350)	(1,273)	(1,996)

Increase in net assets from Class C transactions	1,423	2,334	2,273	4,145	1,743	5,512	2,895	4,925

Class R:
Proceeds from sales	836	1,185	672	686	147	297	1,593	1,372
Fund merger (note 8)	—	—	—	283	—	31	—	—
Reinvestment of distributions	24	3	10	86	14	60	65	96
Payments for redemptions	(345)	(488)	(219)	(478)	(72)	(360)	(205)	(361)

Increase in net assets from Class R transactions	515	700	463	577	89	28	1,453	1,107

Class Y:
Proceeds from sales	7,105	15,363	15,961	25,987	8,112	9,493	13,121	17,912
Fund merger (note 8)	—	—	—	70,778	—	721	—	—
Reinvestment of distributions	765	160	1,232	10,354	612	2,248	1,605	4,116
Payments for redemptions	(5,698)	(14,626)	(15,752)	(50,048)	(6,511)	(8,661)	(7,593)	(15,215)

Increase in net assets from Class Y transactions	2,172	897	1,441	57,071	2,213	3,801	7,133	6,813

Increase (decrease) in net assets from capital share transactions	4,390	4,454	(3,189)	117,980	6,151	18,329	18,574	22,884

Total increase (decrease) in net assets	12,527	(19,226)	24,128	78,684	10,895	10,048	27,752	(7,860)
Net assets at beginning of period	118,165	137,391	372,860	294,176	86,995	76,947	162,156	170,016

Net assets at end of period	$130,692	$118,165	$396,988	$372,860	$97,890	$86,995	$189,908	$162,156

Undistributed (distributions in excess of) net investment income at end of period	$956	$1,525	$3,981	$991	$95	$(12)	$1,864	$3,539

The accompanying notes are an integral part of the financial statements.

14   First American Funds 2010 Semiannual Report

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Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net Realized	Total	End of
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Period

Strategy Aggressive Growth Allocation Fund[1]
Class A
2010[2]	$10.21	$0.09	$0.76	$0.85	$(0.13)	$—	$(0.13)	$10.93
2009[3]	12.37	0.12	(2.25)	(2.13)	—	(0.03)	(0.03)	10.21
2008[3]	13.50	0.43	(1.13)	(0.70)	(0.43)	—	(0.43)	12.37
2007[3]	11.92	0.17	1.66	1.83	(0.25)	—	(0.25)	13.50
2006[3]	10.92	0.17	1.00	1.17	(0.17)	—	(0.17)	11.92
2005[4]	9.58	0.15	1.33	1.48	(0.14)	—	(0.14)	10.92
Class B
2010[2]	$9.88	$0.04	$0.73	$0.77	$(0.06)	$—	$(0.06)	$10.59
2009[3]	12.06	0.05	(2.20)	(2.15)	—	(0.03)	(0.03)	9.88
2008[3]	13.19	0.30	(1.07)	(0.77)	(0.36)	—	(0.36)	12.06
2007[3]	11.71	0.06	1.64	1.70	(0.22)	—	(0.22)	13.19
2006[3]	10.78	0.06	1.00	1.06	(0.13)	—	(0.13)	11.71
2005[4]	9.49	0.07	1.33	1.40	(0.11)	—	(0.11)	10.78
Class C
2010[2]	$9.89	$0.04	$0.73	$0.77	$(0.08)	$—	$(0.08)	$10.58
2009[3]	12.07	0.05	(2.20)	(2.15)	—	(0.03)	(0.03)	9.89
2008[3]	13.20	0.27	(1.04)	(0.77)	(0.36)	—	(0.36)	12.07
2007[3]	11.72	0.06	1.63	1.69	(0.21)	—	(0.21)	13.20
2006[3]	10.78	0.07	1.00	1.07	(0.13)	—	(0.13)	11.72
2005[4]	9.49	0.07	1.33	1.40	(0.11)	—	(0.11)	10.78
Class R
2010[2]	$10.12	$0.07	$0.75	$0.82	$(0.12)	$—	$(0.12)	$10.82
2009[3]	12.29	0.09	(2.23)	(2.14)	—	(0.03)	(0.03)	10.12
2008[3]	13.42	0.34	(1.07)	(0.73)	(0.40)	—	(0.40)	12.29
2007[3]	11.87	0.10	1.69	1.79	(0.24)	—	(0.24)	13.42
2006[3]	10.89	0.03	1.11	1.14	(0.16)	—	(0.16)	11.87
2005[4]	9.56	0.07	1.39	1.46	(0.13)	—	(0.13)	10.89
Class Y
2010[2]	$10.24	$0.10	$0.76	$0.86	$(0.15)	$—	$(0.15)	$10.95
2009[3]	12.38	0.15	(2.26)	(2.11)	—	(0.03)	(0.03)	10.24
2008[3]	13.51	0.45	(1.12)	(0.67)	(0.46)	—	(0.46)	12.38
2007[3]	11.92	0.20	1.65	1.85	(0.26)	—	(0.26)	13.51
2006[3]	10.92	0.19	1.00	1.19	(0.19)	—	(0.19)	11.92
2005[4]	9.57	0.17	1.34	1.51	(0.16)	—	(0.16)	10.92

[1]	Per share data calculated using average share method.

[2]	For the six-month period ended February 28, 2010 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period September 1 to August 31 in the fiscal year indicated.

[4]	For the eleven-month period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

[6]	Expense ratios do not include expenses of the underlying funds.

The accompanying notes are an integral part of the financial statements.

16   First American Funds 2010 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income (Loss)
		Ratio of	Investment	Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[5]	Period (000)	Net Assets[6]	Net Assets	Waivers)[6]	Waivers)	Rate

8.31%	$46,028	0.40%	1.60%	0.62%	1.38%	16%
(17.16)	42,509	0.40	1.37	0.68	1.09	35
(5.41)	50,241	0.40	3.25	0.60	3.05	45
15.51	57,337	0.40	1.34	0.61	1.13	50
10.77	61,645	0.40	1.44	0.97	0.87	18
15.53	54,452	0.40	1.55	0.94	1.01	35

7.75%	$3,692	1.15%	0.83%	1.37%	0.61%	16%
(17.77)	3,728	1.15	0.63	1.43	0.35	35
(6.06)	5,304	1.15	2.33	1.35	2.13	45
14.60	4,806	1.15	0.51	1.36	0.30	50
9.89	3,196	1.15	0.57	1.72	0.00	18
14.79	1,979	1.15	0.69	1.69	0.15	35

7.73%	$9,667	1.15%	0.85%	1.37%	0.63%	16%
(17.75)	7,712	1.15	0.54	1.43	0.26	35
(6.04)	6,232	1.15	2.08	1.35	1.88	45
14.58	3,828	1.15	0.51	1.36	0.30	50
9.99	2,709	1.15	0.62	1.72	0.05	18
14.79	1,499	1.15	0.73	1.69	0.19	35

8.04%	$2,530	0.65%	1.34%	0.87%	1.12%	16%
(17.35)	1,885	0.65	1.01	0.93	0.73	35
(5.60)	1,269	0.65	2.62	0.85	2.42	45
15.21	725	0.65	0.79	0.86	0.58	50
10.54	258	0.65	0.27	1.37	(0.45)	18
15.33	5	0.65	0.67	1.34	(0.02)	35

8.30%	$68,775	0.15%	1.84%	0.37%	1.62%	16%
(16.98)	62,331	0.15	1.64	0.43	1.36	35
(5.17)	74,345	0.15	3.40	0.35	3.20	45
15.74	68,935	0.15	1.51	0.36	1.30	50
11.05	58,515	0.15	1.67	0.72	1.10	18
15.87	41,762	0.15	1.74	0.69	1.20	35

The accompanying notes are an integral part of the financial statements.

First American Funds 2010 Semiannual Report   17

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net Realized	Total	End of
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Period

Strategy Balanced Allocation Fund[1]
Class A
2010[2]	$8.60	$0.12	$0.55	$0.67	$(0.05)	$—	$(0.05)	$9.22
2009[3]	10.48	0.28	(1.46)	(1.18)	(0.24)	(0.46)	(0.70)	8.60
2008[3]	11.99	0.43	(0.79)	(0.36)	(0.48)	(0.67)	(1.15)	10.48
2007[3]	10.96	0.26	1.00	1.26	(0.23)	—	(0.23)	11.99
2006[3]	10.37	0.26	0.58	0.84	(0.25)	—	(0.25)	10.96
2005[4]	9.44	0.19	0.91	1.10	(0.17)	—	(0.17)	10.37
Class B
2010[2]	$8.49	$0.09	$0.55	$0.64	$(0.04)	$—	$(0.04)	$9.09
2009[3]	10.36	0.22	(1.44)	(1.22)	(0.19)	(0.46)	(0.65)	8.49
2008[3]	11.87	0.34	(0.78)	(0.44)	(0.40)	(0.67)	(1.07)	10.36
2007[3]	10.89	0.17	0.99	1.16	(0.18)	—	(0.18)	11.87
2006[3]	10.31	0.17	0.59	0.76	(0.18)	—	(0.18)	10.89
2005[4]	9.40	0.12	0.90	1.02	(0.11)	—	(0.11)	10.31
Class C
2010[2]	$8.50	$0.09	$0.55	$0.64	$(0.04)	$—	$(0.04)	$9.10
2009[3]	10.38	0.23	(1.46)	(1.23)	(0.19)	(0.46)	(0.65)	8.50
2008[3]	11.88	0.33	(0.76)	(0.43)	(0.40)	(0.67)	(1.07)	10.38
2007[3]	10.90	0.17	1.00	1.17	(0.19)	—	(0.19)	11.88
2006[3]	10.32	0.17	0.59	0.76	(0.18)	—	(0.18)	10.90
2005[4]	9.41	0.12	0.90	1.02	(0.11)	—	(0.11)	10.32
Class R
2010[2]	$8.52	$0.11	$0.55	$0.66	$(0.05)	$—	$(0.05)	$9.13
2009[3]	10.40	0.25	(1.44)	(1.19)	(0.23)	(0.46)	(0.69)	8.52
2008[3]	11.91	0.39	(0.77)	(0.38)	(0.46)	(0.67)	(1.13)	10.40
2007[3]	10.91	0.20	1.02	1.22	(0.22)	—	(0.22)	11.91
2006[3]	10.33	0.19	0.63	0.82	(0.24)	—	(0.24)	10.91
2005[4]	9.41	0.12	0.96	1.08	(0.16)	—	(0.16)	10.33
Class Y
2010[2]	$8.57	$0.13	$0.56	$0.69	$(0.06)	$—	$(0.06)	$9.20
2009[3]	10.46	0.30	(1.47)	(1.17)	(0.26)	(0.46)	(0.72)	8.57
2008[3]	11.96	0.46	(0.78)	(0.32)	(0.51)	(0.67)	(1.18)	10.46
2007[3]	10.94	0.28	1.00	1.28	(0.26)	—	(0.26)	11.96
2006[3]	10.36	0.28	0.58	0.86	(0.28)	—	(0.28)	10.94
2005[4]	9.42	0.21	0.91	1.12	(0.18)	—	(0.18)	10.36

[1]	Per share data calculated using average share method.

[2]	For the six-month period ended February 28, 2010 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period September 1 to August 31 in the fiscal year indicated.

[4]	For the eleven-month period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

[6]	Expense ratios do not include expenses of the underlying funds.

The accompanying notes are an integral part of the financial statements.

18   First American Funds 2010 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income
		Ratio of	Investment	Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[5]	Period (000)	Net Assets[6]	Net Assets	Waivers)[6]	Waivers)	Rate

7.87%	$162,547	0.40%	2.70%	0.48%	2.62%	12%
(9.87)	156,820	0.40	3.57	0.48	3.49	67
(3.58)	119,109	0.40	3.83	0.47	3.76	34
11.66	124,565	0.40	2.26	0.49	2.17	64
8.21	125,595	0.40	2.43	0.90	1.93	17
11.68	137,084	0.40	2.07	0.90	1.57	29

7.54%	$9,525	1.15%	1.93%	1.23%	1.85%	12%
(10.57)	10,374	1.15	2.88	1.23	2.80	67
(4.33)	9,299	1.15	3.06	1.22	2.99	34
10.80	9,017	1.15	1.44	1.24	1.35	64
7.42	6,819	1.15	1.57	1.65	1.07	17
10.93	4,206	1.15	1.26	1.65	0.76	29

7.54%	$15,972	1.15%	1.99%	1.23%	1.91%	12%
(10.62)	12,754	1.15	2.95	1.23	2.87	67
(4.22)	10,090	1.15	2.98	1.22	2.91	34
10.80	6,910	1.15	1.46	1.24	1.37	64
7.39	5,454	1.15	1.56	1.65	1.06	17
10.89	3,576	1.15	1.30	1.65	0.80	29

7.76%	$2,215	0.65%	2.39%	0.73%	2.31%	12%
(10.17)	1,640	0.65	3.24	0.73	3.16	67
(3.81)	1,193	0.65	3.47	0.72	3.40	34
11.27	801	0.65	1.69	0.74	1.60	64
8.00	148	0.65	1.76	1.30	1.11	17
11.52	22	0.65	1.31	1.30	0.66	29

8.08%	$206,729	0.15%	2.95%	0.23%	2.87%	12%
(9.77)	191,272	0.15	3.81	0.23	3.73	67
(3.26)	154,485	0.15	4.07	0.22	4.00	34
11.87	166,619	0.15	2.44	0.24	2.35	64
8.40	138,208	0.15	2.58	0.65	2.08	17
12.02	104,248	0.15	2.33	0.65	1.83	29

The accompanying notes are an integral part of the financial statements.

First American Funds 2010 Semiannual Report   19

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions				Net Asset
	Value	Net	Gains	Total from	from Net	Distributions	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net Realized	from Return	Total	End of
	of Period	Income	Investments	Operations	Income	Gains	of Capital	Distributions	Period

Strategy Conservative Allocation Fund[1]
Class A
2010[2]	$9.64	$0.19	$0.50	$0.69	$(0.17)	$—	$—	$(0.17)	$10.16
2009[3]	10.68	0.42	(0.74)	(0.32)	(0.46)	(0.25)	(0.01)	(0.72)	9.64
2008[3]	11.73	0.48	(0.60)	(0.12)	(0.57)	(0.36)	—	(0.93)	10.68
2007[3]	11.40	0.37	0.51	0.88	(0.34)	(0.21)	—	(0.55)	11.73
2006[3]	11.25	0.40	0.14	0.54	(0.39)	—	—	(0.39)	11.40
2005[4]	10.67	0.28	0.53	0.81	(0.23)	—	—	(0.23)	11.25
Class B
2010[2]	$9.58	$0.15	$0.50	$0.65	$(0.14)	$—	$—	$(0.14)	$10.09
2009[3]	10.61	0.35	(0.73)	(0.38)	(0.39)	(0.25)	(0.01)	(0.65)	9.58
2008[3]	11.66	0.40	(0.61)	(0.21)	(0.48)	(0.36)	—	(0.84)	10.61
2007[3]	11.34	0.28	0.51	0.79	(0.26)	(0.21)	—	(0.47)	11.66
2006[3]	11.20	0.31	0.14	0.45	(0.31)	—	—	(0.31)	11.34
2005[4]	10.63	0.21	0.53	0.74	(0.17)	—	—	(0.17)	11.20
Class C
2010[2]	$9.59	$0.15	$0.50	$0.65	$(0.14)	$—	$—	$(0.14)	$10.10
2009[3]	10.63	0.33	(0.71)	(0.38)	(0.40)	(0.25)	(0.01)	(0.66)	9.59
2008[3]	11.68	0.39	(0.59)	(0.20)	(0.49)	(0.36)	—	(0.85)	10.63
2007[3]	11.36	0.28	0.51	0.79	(0.26)	(0.21)	—	(0.47)	11.68
2006[3]	11.22	0.31	0.15	0.46	(0.32)	—	—	(0.32)	11.36
2005[4]	10.66	0.21	0.52	0.73	(0.17)	—	—	(0.17)	11.22
Class R
2010[2]	$9.62	$0.17	$0.51	$0.68	$(0.16)	$—	$—	$(0.16)	$10.14
2009[3]	10.66	0.40	(0.74)	(0.34)	(0.44)	(0.25)	(0.01)	(0.70)	9.62
2008[3]	11.71	0.46	(0.61)	(0.15)	(0.54)	(0.36)	—	(0.90)	10.66
2007[3]	11.39	0.34	0.51	0.85	(0.32)	(0.21)	—	(0.53)	11.71
2006[3]	11.25	0.29	0.22	0.51	(0.37)	—	—	(0.37)	11.39
2005[4]	10.69	0.26	0.52	0.78	(0.22)	—	—	(0.22)	11.25
Class Y
2010[2]	$9.64	$0.20	$0.50	$0.70	$(0.19)	$—	$—	$(0.19)	$10.15
2009[3]	10.68	0.44	(0.73)	(0.29)	(0.49)	(0.25)	(0.01)	(0.75)	9.64
2008[3]	11.73	0.51	(0.60)	(0.09)	(0.60)	(0.36)	—	(0.96)	10.68
2007[3]	11.40	0.39	0.52	0.91	(0.37)	(0.21)	—	(0.58)	11.73
2006[3]	11.25	0.42	0.15	0.57	(0.42)	—	—	(0.42)	11.40
2005[4]	10.67	0.31	0.52	0.83	(0.25)	—	—	(0.25)	11.25

[1]	Per share data calculated using average share method.

[2]	For the six-month period ended February 28, 2010 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period September 1 to August 31 in the fiscal year indicated.

[4]	For the eleven-month period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

[6]	Expense ratios do not include expenses of the underlying funds.

The accompanying notes are an integral part of the financial statements.

20   First American Funds 2010 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income
		Ratio of	Investment	Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[5]	Period (000)	Net Assets[6]	Net Assets	Waivers)[6]	Waivers)	Rate

7.21%	$38,917	0.40%	3.73%	0.68%	3.45%	10%
(1.76)	34,653	0.40	4.73	0.79	4.34	63
(1.27)	30,926	0.40	4.22	0.73	3.89	20
7.89	30,580	0.40	3.20	0.77	2.83	71
4.97	30,250	0.40	3.56	1.00	2.96	23
7.65	31,158	0.40	2.81	0.95	2.26	33

6.76%	$5,351	1.15%	2.96%	1.43%	2.68%	10%
(2.52)	5,322	1.15	3.96	1.54	3.57	63
(2.01)	4,301	1.15	3.49	1.48	3.16	20
7.07	4,131	1.15	2.44	1.52	2.07	71
4.14	3,624	1.15	2.80	1.75	2.20	23
6.99	2,910	1.15	2.04	1.70	1.49	33

6.77%	$10,855	1.15%	2.97%	1.43%	2.69%	10%
(2.51)	8,642	1.15	3.79	1.54	3.40	63
(1.99)	3,558	1.15	3.48	1.48	3.15	20
7.05	2,914	1.15	2.43	1.52	2.06	71
4.17	2,175	1.15	2.74	1.75	2.14	23
6.86	1,445	1.15	2.04	1.70	1.49	33

7.10%	$891	0.65%	3.46%	0.93%	3.18%	10%
(2.05)	760	0.65	4.52	1.04	4.13	63
(1.50)	798	0.65	4.02	0.98	3.69	20
7.63	706	0.65	2.91	1.02	2.54	71
4.67	250	0.65	2.58	1.40	1.83	23
7.35	9	0.65	2.60	1.35	1.90	33

7.24%	$41,876	0.15%	3.95%	0.43%	3.67%	10%
(1.47)	37,618	0.15	5.03	0.54	4.64	63
(1.02)	37,364	0.15	4.49	0.48	4.16	20
8.17	38,470	0.15	3.37	0.52	3.00	71
5.23	61,008	0.15	3.79	0.75	3.19	23
7.85	55,293	0.15	3.06	0.70	2.51	33

The accompanying notes are an integral part of the financial statements.

First American Funds 2010 Semiannual Report   21

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net Realized	Total	End of
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Period

Strategy Growth Allocation Fund[1]
Class A
2010[2]	$9.40	$0.11	$0.64	$0.75	$(0.20)	$—	$(0.20)	$9.95
2009[3]	11.72	0.19	(1.87)	(1.68)	—	(0.64)	(0.64)	9.40
2008[3]	12.87	0.45	(0.97)	(0.52)	(0.45)	(0.18)	(0.63)	11.72
2007[3]	11.57	0.22	1.32	1.54	(0.24)	—	(0.24)	12.87
2006[3]	10.79	0.21	0.78	0.99	(0.21)	—	(0.21)	11.57
2005[4]	9.64	0.16	1.14	1.30	(0.15)	—	(0.15)	10.79
Class B
2010[2]	$9.17	$0.07	$0.62	$0.69	$(0.13)	$—	$(0.13)	$9.73
2009[3]	11.53	0.13	(1.85)	(1.72)	—	(0.64)	(0.64)	9.17
2008[3]	12.68	0.34	(0.94)	(0.60)	(0.37)	(0.18)	(0.55)	11.53
2007[3]	11.46	0.12	1.30	1.42	(0.20)	—	(0.20)	12.68
2006[3]	10.69	0.11	0.79	0.90	(0.13)	—	(0.13)	11.46
2005[4]	9.57	0.08	1.14	1.22	(0.10)	—	(0.10)	10.69
Class C
2010[2]	$9.21	$0.07	$0.62	$0.69	$(0.15)	$—	$(0.15)	$9.75
2009[3]	11.57	0.12	(1.84)	(1.72)	—	(0.64)	(0.64)	9.21
2008[3]	12.73	0.32	(0.93)	(0.61)	(0.37)	(0.18)	(0.55)	11.57
2007[3]	11.49	0.12	1.32	1.44	(0.20)	—	(0.20)	12.73
2006[3]	10.73	0.12	0.77	0.89	(0.13)	—	(0.13)	11.49
2005[4]	9.59	0.09	1.15	1.24	(0.10)	—	(0.10)	10.73
Class R
2010[2]	$9.32	$0.10	$0.62	$0.72	$(0.19)	$—	$(0.19)	$9.85
2009[3]	11.65	0.16	(1.85)	(1.69)	—	(0.64)	(0.64)	9.32
2008[3]	12.80	0.37	(0.92)	(0.55)	(0.42)	(0.18)	(0.60)	11.65
2007[3]	11.53	0.15	1.35	1.50	(0.23)	—	(0.23)	12.80
2006[3]	10.76	0.18	0.77	0.95	(0.18)	—	(0.18)	11.53
2005[4]	9.61	0.13	1.15	1.28	(0.13)	—	(0.13)	10.76
Class Y
2010[2]	$9.44	$0.12	$0.64	$0.76	$(0.22)	$—	$(0.22)	$9.98
2009[3]	11.74	0.21	(1.87)	(1.66)	—	(0.64)	(0.64)	9.44
2008[3]	12.88	0.48	(0.96)	(0.48)	(0.48)	(0.18)	(0.66)	11.74
2007[3]	11.58	0.25	1.30	1.55	(0.25)	—	(0.25)	12.88
2006[3]	10.79	0.24	0.79	1.03	(0.24)	—	(0.24)	11.58
2005[4]	9.64	0.18	1.14	1.32	(0.17)	—	(0.17)	10.79

[1]	Per share data calculated using average share method.

[2]	For the six-month period ended February 28, 2010 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period September 1 to August 31 in the fiscal year indicated.

[4]	For the eleven-month period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

[6]	Expense ratios do not include expenses of the underlying funds.

The accompanying notes are an integral part of the financial statements.

22   First American Funds 2010 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income
		Ratio of	Investment	Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[5]	Period (000)	Net Assets[6]	Net Assets	Waivers)[6]	Waivers)	Rate

7.90%	$75,134	0.40%	2.16%	0.56%	2.00%	11%
(13.07)	63,942	0.40	2.27	0.62	2.05	42
(4.36)	65,193	0.40	3.58	0.56	3.42	42
13.45	67,433	0.40	1.76	0.58	1.58	58
9.25	67,477	0.40	1.90	0.94	1.36	19
13.56	67,968	0.40	1.72	0.92	1.20	34

7.46%	$7,709	1.15%	1.40%	1.31%	1.24%	11%
(13.66)	7,692	1.15	1.56	1.37	1.34	42
(5.05)	10,239	1.15	2.77	1.31	2.61	42
12.47	9,765	1.15	0.95	1.33	0.77	58
8.50	7,103	1.15	1.02	1.69	0.48	19
12.78	4,225	1.15	0.88	1.67	0.36	34

7.41%	$16,062	1.15%	1.43%	1.31%	1.27%	11%
(13.61)	12,428	1.15	1.47	1.37	1.25	42
(5.08)	8,771	1.15	2.60	1.31	2.44	42
12.61	6,304	1.15	0.94	1.33	0.76	58
8.35	5,049	1.15	1.10	1.69	0.56	19
12.94	3,976	1.15	0.91	1.67	0.39	34

7.65%	$3,901	0.65%	1.99%	0.81%	1.83%	11%
(13.24)	2,335	0.65	1.93	0.87	1.71	42
(4.58)	1,403	0.65	3.04	0.81	2.88	42
13.15	716	0.65	1.21	0.83	1.03	58
8.94	197	0.65	1.64	1.34	0.95	19
13.41	93	0.65	1.42	1.32	0.75	34

7.97%	$87,102	0.15%	2.43%	0.31%	2.27%	11%
(12.86)	75,759	0.15	2.53	0.37	2.31	42
(4.03)	84,410	0.15	3.80	0.31	3.64	42
13.58	88,341	0.15	1.99	0.33	1.81	58
9.62	80,118	0.15	2.11	0.69	1.57	19
13.78	60,576	0.15	1.94	0.67	1.42	34

The accompanying notes are an integral part of the financial statements.

First American Funds 2010 Semiannual Report   23

Notes toFinancial Statements	(Unaudited as to February 28, 2010), all dollars and shares are rounded to thousands (000)

1 >	Organization

Strategy Aggressive Growth Allocation Fund, Strategy Balanced Allocation Fund, Strategy Conservative Allocation Fund, and Strategy Growth Allocation Fund, (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Strategy Funds, Inc. (“FASF”), which is a member of the First American Family of Funds. FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The funds invest primarily in First American Funds, Inc. (“FAF”) and First American Investment Funds, Inc. (“FAIF”) in a “fund of funds” structure. FASF’s articles of incorporation permit the funds’ board of directors to create additional funds and classes in the future.

FASF offers Class A, Class B, Class C, Class R, and Class Y shares. Prior to July 1, 2004 Class R shares were named Class S shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. As of June 30, 2008, no new or additional investments are allowed in Class B shares, except through permitted exchanges and any reinvested dividends. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The funds’ prospectus provides descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds’ investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the funds’ board of directors. Investments in open-end funds are valued at their respective net asset values on the valuation date. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, then the ask will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

The following investment vehicles, when held by a fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing. As of February 28, 2010, the funds held no internally fair valued securities.

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there is limited

24   First American Funds 2010 Semiannual Report

or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of February 28, 2010, each fund’s investments were classified as follows:

				Total
Fund	Level 1	Level 2	Level 3	Fair Value

Strategy Aggressive Growth Allocation Fund
Equity Funds	$114,954	$—	$—	$114,954
Fixed Income Funds	6,950	—	—	6,950
Exchange-Traded Fund	6,123	—	—	6,123
Short-Term Investments	1,706	1,500	—	3,206

Total Investments	$129,733	$1,500	$—	$131,233

Strategy Balanced Allocation Fund
Equity Funds	$229,505	$—	$—	$229,505
Fixed Income Funds	146,777	—	—	146,777
Exchange-Traded Fund	14,630	—	—	14,630
Short-Term Investments	3,895	2,700	—	6,595

Total Investments	$394,807	$2,700	$—	$397,507

Strategy Conservative Allocation Fund
Equity Funds	$28,676	$—	$—	$28,676
Fixed Income Funds	65,661	—	—	65,661
Exchange-Traded Fund	1,582	—	—	1,582
Short-Term Investments	1,514	500	—	2,014

Total Investments	$97,433	$500	$—	$97,933

Strategy Growth Allocation Fund
Equity Funds	$137,116	$—	$—	$137,116
Fixed Income Funds	39,506	—	—	39,506
Exchange-Traded Fund	8,799	—	—	8,799
Short-Term Investments	2,906	1,700	—	4,606

Total Investments	$188,327	$1,700	$—	$190,027

As of February 28, 2010, each fund’s investments in other financial instruments* were classified as follows:

				Total
				Unrealized
Fund	Level 1	Level 2	Level 3	Appreciation

Strategy Aggressive Growth Allocation Fund	$144	$—	$—	$144
Strategy Balanced Allocation Fund	171	—	—	171
Strategy Conservative Allocation Fund	13	—	—	13
Strategy Growth Allocation Fund	133	—	—	133

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying cost of the security on the transaction date.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are payable in cash or are reinvested in additional shares of the fund. Dividends from a fund’s net investment income are normally declared and paid at least annually. Any net realized capital gains on sales of a fund’s securities and any capital gain distributions received from the underlying funds are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of February 28, 2010, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

First American Funds 2010 Semiannual Report   25

Notes toFinancial Statements	(Unaudited as to February 28, 2010), all dollars and shares are rounded to thousands (000)

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. These differences are primarily due to losses deferred from wash sales. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

The character of distributions made during the six-month period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period or year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended February 28, 2010 (estimated), and the fiscal year end August 31, 2009, were as follows:

	February 28, 2010

	Ordinary	Long Term
Fund	Income	Gain	Total

Strategy Aggressive Growth Allocation Fund	$1,611	$—	$1,611
Strategy Balanced Allocation Fund	2,443	—	2,443
Strategy Conservative Allocation Fund	1,603	—	1,603
Strategy Growth Allocation Fund	3,619	—	3,619

	August 31, 2009

	Ordinary	Long Term	Return of
Fund	Income	Gain	Capital	Total

Strategy Aggressive Growth Allocation Fund	$—	$341	$—	$341
Strategy Balanced Allocation Fund	9,455	11,224	—	20,679
Strategy Conservative Allocation Fund	3,653	1,704	40	5,397
Strategy Growth Allocation Fund	738	8,731	—	9,469

As of August 31, 2009, the funds’ most recently competed fiscal year-end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

			Accumulated
	Undistributed	Undistributed	Capital and		Total
	Ordinary	Long Term	Post-October	Unrealized	Accumulated
	Income	Capital Gains	Losses	Depreciation	Earnings (Deficit)

Strategy Aggressive Growth Allocation Fund	$1,610	$—	$(14,716)	$(22,133)	$(35,239)
Strategy Balanced Allocation Fund	1,085	—	(33,419)	(14,298)	(46,632)
Strategy Conservative Allocation Fund	5	—	(12,325)	(2,858)	(15,178)
Strategy Growth Allocation Fund	3,618	—	(16,278)	(16,507)	(29,167)

The differences between book and tax basis unrealized appreciation (depreciation) are primarily due to the tax deferral of losses on wash sales.

As of August 31, 2009, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the funds’ fiscal year-ends as follows:

Fund	2010	2011	2012	2013	2014	2015	2016	2017	Total

Strategy Aggressive Growth Allocation Fund	$—	$—	$—	$—	$—	$—	$—	$3,978	$3,978
Strategy Balanced Allocation Fund	—	—	—	—	—	—	—	4,637	4,637
Strategy Conservative Allocation Fund	—	—	—	—	—	—	—	1,543	1,543
Strategy Growth Allocation Fund	—	—	—	—	—	—	—	2,816	2,816

Certain funds incurred a loss for tax purposes for the period from November 1, 2008 to August 31, 2009. As permitted by tax regulations, the funds intend to elect to defer and treat these losses as arising in the fiscal year ended August 31, 2010. The following funds had deferred losses:

Fund	Amount

Strategy Aggressive Growth Allocation Fund	$10,738
Strategy Balanced Allocation Fund	28,782
Strategy Conservative Allocation Fund	10,782
Strategy Growth Allocation Fund	13,462

26   First American Funds 2010 Semiannual Report

DERIVATIVES – The funds may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. The funds’ investments objectives allow the funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, foreign exchange contracts, and purchased and written options. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the funds to gains or losses in excess of the amounts shown on the Statements of Assets and Liabilities.

FUTURES TRANSACTIONS – The funds use futures to gain exposure to, or protect against changes in, a particular issuer, market, currency, index, or economic indicator. Upon entering into a futures contract, a fund is required to deposit cash or pledge U.S. Government securities. The margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the funds’ Statements of Assets and Liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes. As of February 28, 2010, the funds held outstanding futures contracts as disclosed in their Schedule of Investments. The gains or losses recognized on these futures contracts are disclosed in the funds’ Statements of Operations.

For the six-month period ended February 28, 2010, the quarterly average gross notional amounts of the derivatives held by the funds were as follows:

Fund	Futures/Long	Futures/Short

Strategy Aggressive Growth Allocation Fund	$11,279	$10,602
Strategy Balanced Allocation Fund	21,024	20,575
Strategy Conservative Allocation Fund	2,507	2,381
Strategy Growth Allocation Fund	13,257	11,895

As of February 28, 2010, the funds’ fair values of derivative instruments (i.e. futures contracts) categorized by risk exposure were classified as follows:

	Statement of	Strategy	Strategy	Strategy	Strategy
	Assets and Liabilities	Aggressive Growth	Balanced	Conservative	Growth
	Location	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

Asset Derivatives
Equity Contracts	Receivables, Net Assets – Unrealized Appreciation*	$232	$373	$44	$240
Interest Rate Contracts	Receivables, Net Assets – Unrealized Appreciation*	—	—	—	—

Balance as of February 28, 2010		$232	$373	$44	$240

Liability Derivatives
Equity Contracts	Payables, Net Assets – Unrealized Depreciation*	$(50)	$(131)	$(25)	$(65)
Interest Rate Contracts	Payables, Net Assets – Unrealized Depreciation*	(38)	(71)	(6)	(42)

Balance as of February 28, 2010		$(88)	$(202)	$(31)	$(107)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the funds’ Schedule of Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six-month period ended February 28, 2010:

Amount of realized gain (loss) on derivatives recognized in income:

Strategy Aggressive Growth Allocation Fund	Futures

Equity Contracts	$1,202
Interest Rate Contracts	(130)

Strategy Balanced Allocation Fund	Futures

Equity Contracts	$2,495
Interest Rate Contracts	(267)

Strategy Conservative Allocation Fund	Futures

Equity Contracts	$293
Interest Rate Contracts	(24)

First American Funds 2010 Semiannual Report   27

Notes toFinancial Statements	(Unaudited as to February 28, 2010), all dollars and shares are rounded to thousands (000)

Strategy Growth Allocation Fund	Futures

Equity Contracts	$(148)
Interest Rate Contracts	1,357

Net change in unrealized appreciation or depreciation on derivatives recognized in income:

Strategy Aggressive Growth Allocation Fund	Futures

Equity Contracts	$(213)
Interest Rate Contracts	(27)

Strategy Balanced Allocation Fund	Futures

Equity Contracts	$(622)
Interest Rate Contracts	(49)

Strategy Conservative Allocation Fund	Futures

Equity Contracts	$(59)
Interest Rate Contracts	(4)

Strategy Growth Allocation Fund	Futures

Equity Contracts	$(258)
Interest Rate Contracts	(29)

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses of the funds are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 28, 2010.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, as designated by each director. All amounts in the Plan are 100% vested, and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO PERIOD END – Management has evaluated fund related events and transactions that occurred subsequent to February 28, 2010 through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds’ financial statements.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors, Inc. (“FAF Advisors”) manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee equal, on an annual basis, to 0.10% of the funds’ average daily net assets. FAF Advisors has agreed to waive fees and reimburse other fund expenses through December 31, 2010 so that total fund operating expenses, as a percentage of average daily net assets, do not exceed 0.40% for Class A shares, 1.15% for Class B shares, 1.15% for Class C shares, 0.65% for Class R Shares, and 0.15% for Class Y shares.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (“U.S. Bank”). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. FAF Advisors does not charge the funds a fee for the provision of administration services. The funds reimburse the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FASF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FASF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

28   First American Funds 2010 Semiannual Report

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the six-month period ended February 28, 2010, custodian fees were not increased as a result of overdrafts or decreased as a result of interest earned.

DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the funds’ distributor pursuant to a distribution agreement with FASF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each of the funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of each fund’s average daily net assets attributable to Class A, Class B, Class C, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Under the distribution agreement, the following amounts were retained by affiliates of FAF Advisors for the six-month period ended February 28, 2010:

Fund	Amount

Strategy Aggressive Growth Allocation Fund	$52
Strategy Balanced Allocation Fund	183
Strategy Conservative Allocation Fund	47
Strategy Growth Allocation Fund	99

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. In addition to each fund’s direct expenses as described above, fund shareholders also bear a proportionate share of the underlying funds’ expenses. For the six-month period ended February 28, 2010, legal fees and expenses of $8 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Contingent Deferred Sales Charge
as a Percentage of Dollar
Year Since Purchase	Amount Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

For the six-month period ended February 28, 2010, total CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund	Amount

Strategy Aggressive Growth Allocation Fund	$63
Strategy Balanced Allocation Fund	185
Strategy Conservative Allocation Fund	133
Strategy Growth Allocation Fund	179

First American Funds 2010 Semiannual Report   29

Notes toFinancial Statements	(Unaudited as to February 28, 2010), all dollars and shares are rounded to thousands (000)

4 >	Capital Share Transactions

FASF has 10 trillion shares of $0.01 par value capital stock authorized. Capital share transactions for the funds were as follows:

	Strategy		Strategy		Strategy		Strategy
	Aggressive Growth		Balanced		Conservative		Growth
	Allocation Fund		Allocation Fund		Allocation Fund		Allocation Fund

	Six-Month		Six-Month		Six-Month		Six-Month
	Period	Year	Period	Year	Period	Year	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/10	8/31/09	2/28/10	8/31/09	2/28/10	8/31/09	2/28/10	8/31/09

Class A:
Shares issued	490	1,115	1,227	2,259	695	989	1,314	2,363
Shares issued from merger	—	—	—	7,043	—	708	—	—
Shares issued in lieu of cash distributions	47	14	108	1,069	58	228	135	463
Shares redeemed	(486)	(1,027)	(1,949)	(3,493)	(517)	(1,227)	(696)	(1,590)

Total Class A transactions	51	102	(614)	6,878	236	698	753	1,236

Class B:
Shares issued	1	22	7	86	7	69	5	30
Shares issued from merger	—	—	—	426	—	183	—	—
Shares issued in lieu of cash distributions	1	2	5	74	7	31	10	71
Shares redeemed	(32)	(86)	(186)	(261)	(39)	(133)	(62)	(150)

Total Class B transactions	(30)	(62)	(174)	325	(25)	150	(47)	(49)

Class C:
Shares issued	181	412	510	605	233	233	407	766
Shares issued from merger	—	—	—	185	—	450	—	—
Shares issued in lieu of cash distributions	6	2	6	90	11	35	21	74
Shares redeemed	(54)	(151)	(261)	(352)	(71)	(152)	(130)	(248)

Total Class C transactions	133	263	255	528	173	566	298	592

Class R:
Shares issued	77	134	74	89	15	34	160	158
Shares issued from merger	—	—	—	36	—	3	—	—
Shares issued in lieu of cash distributions	3	1	1	11	1	7	6	13
Shares redeemed	(32)	(52)	(24)	(59)	(7)	(40)	(21)	(40)

Total Class R transactions	48	83	51	77	9	4	145	131

Class Y:
Shares issued	651	1,735	1,755	3,426	805	1,033	1,305	2,112
Shares issued from merger	—	—	—	9,043	—	81	—	—
Shares issued in lieu of cash distributions	68	19	139	1,408	61	265	157	534
Shares redeemed	(522)	(1,675)	(1,738)	(6,336)	(646)	(973)	(761)	(1,814)

Total Class Y transactions	197	79	156	7,541	220	406	701	832

Net increase (decrease) in capital shares	399	465	(326)	15,349	613	1,824	1,850	2,742

Class B shares converted to Class A shares (reflected above as Class A shares issued and Class B shares redeemed) during the six-month period ended February 28, 2010 and the fiscal year ended August 31, 2009, were as follows:

	Six-Month	Year
	Period Ended	Ended
Fund	2/28/10	8/31/09

Strategy Aggressive Growth Allocation Fund	11	8
Strategy Balanced Allocation Fund	103	52
Strategy Conservative Allocation Fund	9	3
Strategy Growth Allocation Fund	22	23

5 >	Investment Security Transactions

During the six-month period ended February 28, 2010, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

Fund	Purchases	Sales

Strategy Aggressive Growth Allocation Fund	$23,505	$19,350
Strategy Balanced Allocation Fund	46,618	47,400
Strategy Conservative Allocation Fund	15,052	8,750
Strategy Growth Allocation Fund	36,159	19,200

30   First American Funds 2010 Semiannual Report

6 >	Investments In Underlying Affiliated Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control. As of February 28, 2010, the following funds held the following positions, which exceeded 5% of the underlying fund’s shares outstanding:

		Percent of
Fund	Underlying Fund	Shares Held

Strategy Aggressive Growth Allocation Fund	Quantitative Large Cap Value Fund	25.10%
	Quantitative Large Cap Growth Fund	22.76
	Large Cap Select Fund	7.64
	International Select Fund	6.19
	Quantitative Large Cap Core Fund	5.62

Strategy Balanced Allocation Fund	Quantitative Large Cap Growth Fund	42.18
	Quantitative Large Cap Value Fund	41.92
	Large Cap Select Fund	17.20
	Quantitative Large Cap Core Fund	13.11
	International Select Fund	11.43
	Core Bond Fund	7.81
	Total Return Bond Fund	6.52

Strategy Conservative Allocation Fund	Quantitative Large Cap Value Fund	5.54
	Quantitative Large Cap Growth Fund	5.25

Strategy Growth Allocation Fund	Quantitative Large Cap Value Fund	25.89
	Quantitative Large Cap Growth Fund	25.36
	Large Cap Select Fund	8.95
	International Select Fund	7.15
	Quantitative Large Cap Core Fund	6.94

7 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8 >	Fund Mergers

As of the close of business on May 29, 2009, First American Balanced Fund (“Balanced Fund”) merged with Strategy Balanced Allocation Fund. Balanced Fund shareholders approved the merger at a meeting on May 7, 2009. The merger was accomplished by a taxable exchange of 17,637 shares of Balanced Fund valued at $131,115.

The merger was accomplished by a taxable exchange as detailed below:

Strategy Balanced Allocation Fund	Class A	Class B	Class C	Class R	Class Y	Total

Net assets of Balanced Fund	$55,314	$3,304	$1,436	$283	$70,778	$131,115

Strategy Balanced Allocation Fund shares issued	7,043	426	185	36	9,043	16,733

Net assets of Strategy Balanced Allocation Fund immediately before the merger	$87,804	$6,288	$10,058	$1,213	$123,020	$228,383

Net assets of Strategy Balanced Allocation Fund immediately after the merger	$143,118	$9,592	$11,494	$1,496	$193,798	$359,498

As of the close of business on May 29, 2009, Strategy Conservative Allocation Fund acquired the assets and assumed the liabilities of Income Builder Fund. Strategy Conservative Allocation Fund was deemed to be the accounting survivor in the acquisition. The reorganization was complete after shareholders approved the merger on May 19, 2009.

The merger was accomplished by tax free exchange as detailed below:

Strategy Conservative Allocation Fund	Class A	Class B	Class C	Class R	Class Y	Total

Net assets of Income Builder Fund	$6,352	$1,631	$4,009	$31	$721	$12,744

Strategy Conservative Allocation Fund shares issued	708	183	450	3	81	1,425

Net assets of Strategy Conservative Allocation Fund immediately before the merger	$24,300	$3,324	$3,792	$833	$32,424	$64,673

Net assets of Strategy Conservative Allocation Fund immediately after the merger	$30,652	$4,955	$7,801	$864	$33,145	$77,417

First American Funds 2010 Semiannual Report   31

Notes toFinancial Statements	(Unaudited as to February 28, 2010), all dollars and shares are rounded to thousands (000)

9 >	New Accounting Pronouncements

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standard Update for Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements. The update provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value, for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time management is evaluating the implications of the update and the impact to the financial statements.

32   First American Funds 2010 Semiannual Report

Notice toSHAREHOLDERS	February 28, 2010 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at firstamericanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge, upon request, by calling 800.677.FUND.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available without charge (1) upon request by calling 800.677.FUND and (2) on the Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

QUARTERLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 business days of the calendar quarter end.

First American Funds 2010 Semiannual Report   33

Board of Directors  First American Strategy Funds, Inc.

Virginia Stringer

Chairperson of First American Strategy Funds, Inc.
Governance Consultant; Chair Emeritus of Saint Paul Riverfront Corporation;
former Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Strategy Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Strategy Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Strategy Funds, Inc.
Investment Consultant; Chair of United Educators Insurance Company;
former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Strategy Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Strategy Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Strategy Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Strategy Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Strategy Funds, Inc.
Owner and President of Jim Wade Homes

First American Strategy Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Strategy Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.
The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
       FAF Advisors, Inc.
       800 Nicollet Mall
       Minneapolis, Minnesota 55402

ADMINISTRATOR
       FAF Advisors, Inc.
       800 Nicollet Mall
       Minneapolis, Minnesota 55402

TRANSFER AGENT
       U.S. Bancorp Fund Services, LLC
       615 East Michigan Street
       Milwaukee, Wisconsin 53202
CUSTODIAN U.S. Bank National Association 60 Livingston Avenue St. Paul, Minnesota 55101 DISTRIBUTOR Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
       Ernst & Young LLP
       220 South Sixth Street
       Suite 1400
       Minneapolis, Minnesota 55402

COUNSEL
       Dorsey & Whitney LLP
       50 South Sixth Street
       Suite 1500
       Minneapolis, Minnesota 55402

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit FirstAmericanFunds.com.

0058-10  4/2010  SAR-ASSET

Item 2—Code of Ethics
Not applicable to the semi-annual report.
Item 3—Audit Committee Financial Expert
Not applicable to the semi-annual report.
Item 4—Principal Accountant Fees and Services
Not applicable to the semi-annual report.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.
Item 11—Controls and Procedures
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits
(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Strategy Funds, Inc.
By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: April 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: April 29, 2010

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: April 29, 2010